Condensed Interim Consolidated Statements of Comprehensive Income (loss) (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted earnings per share to shareholders	$ (1.99)	$ (28.83)	$ (7.06)	$ (94.33)	$ (192.89)	$ (241.70)